Prepayment for Cip Project (Details) - Schedule of future minimum capital expenditures - Capital Expenditure [Member]	Mar. 31, 2022 USD ($)
Prepayment for Cip Project (Details) - Schedule of future minimum capital expenditures [Line Items]
2023	$ 3,772,125
2024	8,298,675
2025	2,263,275
2026	754,425
Total	$ 15,088,500